Acquisitions and Disposals of Subsidiaries - Summary of SABMiller Purchase Consideration (Detail) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Oct. 10, 2016 GBP (£)	Oct. 06, 2016 EUR (€)	Oct. 06, 2016 GBP (£)
Disclosure of detailed information about business combination [line items]
Converted to restricted shares	163,276,737,100	163,276,737,100	163,276,737,100
Tender offer shares [member]
Disclosure of detailed information about business combination [line items]
Converted to restricted shares	102,890,758,014	102,890,758,014	102,890,758,014
SAB [member]
Disclosure of detailed information about business combination [line items]
Tender offer | £				£ 45.00
Converted to restricted shares					€ 85,531	£ 75,400,000,000
Gross purchase consideration					€ 5
SAB [member] | Newbelco [member]
Disclosure of detailed information about business combination [line items]
Tender offer		€ 52,522	£ 46,301,000,000
Converted to restricted shares		33,009	29,099,000,000
Total equity value at offer		85,531	75,400,000,000
Total equity value at offer		85,531	£ 75,400,000,000
Purchase from option holders		5
Total equity value	$ 95,288	85,536
Total equity value	$ 95,288	85,536
Foreign exchange hedges and other		7,848
Purchase consideration		103,136
Add: fair market value of total debt assumed		11,870
Less: total cash acquired		(1,198)
Gross purchase consideration		€ 113,808
SAB [member] | Newbelco [member] | Converted restricted shares [member]
Disclosure of detailed information about business combination [line items]
Converted to restricted shares	60,385,979,086	60,385,979,086	60,385,979,086